Segment Reporting (Details) - Schedule of Revenues by Geographic Areas - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
China [Member]
Top 5 geographic areas:
Sales Amount	$ 31,901,682	$ 32,981,278
China [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Top 5 geographic areas:
Percentage of Sales	86.03%	86.90%
USA Member]
Top 5 geographic areas:
Sales Amount	$ 2,582,339	$ 4,174,364
USA Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Top 5 geographic areas:
Percentage of Sales	6.96%	11.00%
Cayman [Member]
Top 5 geographic areas:
Sales Amount	$ 830,944
Cayman [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Top 5 geographic areas:
Percentage of Sales	2.24%
India [Member]
Top 5 geographic areas:
Sales Amount	$ 740,287	$ 382,620
India [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Top 5 geographic areas:
Percentage of Sales	2.00%	1.01%
United Arab Emirates [Member]
Top 5 geographic areas:
Sales Amount	$ 686,438	$ 239,493
United Arab Emirates [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Top 5 geographic areas:
Percentage of Sales	1.85%	0.63%
Other foreign countries [Member]
Top 5 geographic areas:
Sales Amount	$ 341,096	$ 38,409
Other foreign countries [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Top 5 geographic areas:
Percentage of Sales	0.92%	0.10%
Australia [Member]
Top 5 geographic areas:
Sales Amount		$ 136,288
Australia [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Top 5 geographic areas:
Percentage of Sales		0.36%